Segments and Related Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Segments and Related Information
Summarized financial information for the Company's reportable segments

	For the Three Months Ended		For The Six Months Ended
Revenue:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom	$175,173	$117,959	$307,837	$224,439
Renewables and Recovery Logistics	9,049	12,650	24,546	25,283
Total consolidated revenue	$184,222	$130,609	$332,383	$249,722

	July 2,	December 31,
Total Assets:	2022	2021
Telecom	$615,135	$570,750
Renewables and Recovery Logistics	81,541	90,638
Corporate(1)	(1,567)	10,371
Total consolidated assets	$695,109	$671,759
(1)	Corporate includes both corporate assets and eliminations

	For The Six Months Ended
Capital Expenditures:	July 2, 2022	July 3, 2021
Telecom	$10,692	$682
Renewables and Recovery Logistics	854	179
Corporate	510	870
Total consolidated capital expenditures	$12,056	$1,731

	For the Three Months Ended		For The Six Months Ended
Amortization and Depreciation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Amortization and depreciation
Telecom	$11,705	$9,742	$23,366	$19,562
Renewables and Recovery Logistics	2,885	3,037	5,780	5,604
Corporate	204	244	414	479
Total consolidated amortization and depreciation	$14,794	$13,023	$29,560	$25,645

	For the Years Ended
	December 31,
	2021	2020
Telecom Wireless	$382,743	$458,155
Telecom Wireline	102,194	129,459
Telecom Power	13,284	—
Renewables	29,216	—
Recovery Logistics	84,804	68,910
Total	$612,241	$656,524

Reconciliation of Net Loss from Segments to Consolidated

	For the Three Months Ended		For The Six Months Ended
Adjusted EBITDA Reconciliation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom adjusted EBITDA	$17,031	$11,202	$21,843	$16,016
Renewables and Recovery Logistics adjusted EBITDA	(601)	1,141	4,708	4,019
Corporate adjusted EBITDA	(6,276)	(4,720)	(12,366)	(8,649)
Total adjusted EBITDA continuing operations	$10,154	$7,623	$14,185	$11,386
Total adjusted EBITDA - discontinuing operations	—	(1,212)	—	(2,075)
Total adjusted EBITDA	$10,154	$6,411	$14,185	$9,311
Less:
Management fees	—	(124)	(126)	(622)
Transaction expenses	(1,320)	(903)	(10,588)	(1,452)
Share based compensation	(1,114)	—	(7,825)	—
Depreciation and amortization	(14,794)	(13,023)	(29,560)	(25,645)
Interest expense	(13,085)	(11,227)	(25,428)	(21,138)
Loss on extinguishment of convertible notes	—	(2,436)	—	(2,436)
Integration, public company readiness and close out costs	(5,490)	—	(6,854)	—
Net loss from continuing operations	$(25,649)	$(20,090)	$(66,196)	$(39,907)
Net loss from discontinued operations	—	(1,740)	—	(3,129)
Net loss	$(25,649)	$(21,830)	$(66,196)	$(43,036)

	For the Years Ended
	December 31,
	2021	2020
Adjusted EBITDA Reconciliation:
Telecom adjusted EBITDA	$32,542	$2,409
Renewables and Recovery Logistics adjusted EBITDA	44,869	28,943
Corporate adjusted EBITDA	(17,376)	(18,213)
Total adjusted EBITDA	$60,035	$13,139
Less:
Management fees	(889)	(518)
Transaction expenses	(3,826)	(988)
Loss on legal settlement	(2,600)	—
Change in fair value of contingent consideration	4,780	7,081
Impairment of goodwill	(52,487)	(28,802)
Depreciation and amortization	(53,675)	(46,475)
Interest expense	(50,477)	(37,659)
Loss on extinguishment of convertible notes	(2,436)	—
Loss from continuing operations	$(101,575)	$(94,222)

Schedule of Revenue by Service Offerings

	For the Three Months Ended		For The Six Months Ended
	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom Wireless	$122,693	$91,673	$217,059	$175,646
Telecom Wireline	44,504	26,287	75,935	48,794
Telecom Power	7,976	—	14,843	—
Renewables	5,381	11,238	7,648	13,518
Recovery Logistics	3,668	1,411	16,898	11,764
Total	$184,222	$130,609	$332,383	$249,722

Schedule of Revenue from Significant Customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Three Months Ended				For The Six Months Ended
	July 2, 2022		July 3, 2021		July 2, 2022		July 3, 2021
Customers:	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
AT&T	$77,262	41.9%	$62,909	48.2%	$133,245	40.1%	$123,692	49.5%
T-Mobile	24,714	13.4%	19,231	14.7%	41,179	12.4%	36,552	14.6%
Verizon	29,793	16.2%	17,026	13.0%	52,643	15.8%	34,876	14.0%
Total	$131,769	71.5%	$99,166	75.9%	$227,067	68.3%	$195,120	78.1%

	For the Year Ended December 31,
	2021		2020
	Amount	% of Total	Amount	% of Total
Customers:
AT&T	$249,389	41%	$356,026	54%
Entergy	69,268	11%	*	*
T-Mobile	78,442	13%	*	*
Verizon	72,584	12%	116,444	18%
Total	$469,683	77%	$472,470	72%
*	Revenue from Entergy and T-Mobile did not exceed 10% of total consolidated revenue for the year ended December 31, 2020.